GENERAL (Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Mar. 05, 2014		Dec. 31, 2013
Business Acquisition [Line Items]
Cash
Current assets			$ 1,944
Intangible assets			7,180
Total liabilities assumed			(1,563)
Total identifiable assets acquired and liabilities assumed:			10,969
Goodwill		$ 21,442	$ 25,285			$ 20,976
CT [Member]
Business Acquisition [Line Items]
Cash				$ 279
Current assets				1,875
Property and equipment				34
Other				69
Total indentifiable assets acquired				9,437
Current liabilities				(1,831)
Deferred tax liability, net				(1,916)
Other liabilities				(58)
Total liabilities assumed				(3,805)
Total identifiable assets acquired and liabilities assumed:				5,632
Goodwill	[1]			5,437
Net assets acquired				11,069
CT [Member] | Core technology [Member]
Business Acquisition [Line Items]
Intangible assets	[2]			2,400
CT [Member] | Customer Relationship [Member]
Business Acquisition [Line Items]
Intangible assets		4,150		4,150	[3]
CT [Member] | Trade Name [Member]
Business Acquisition [Line Items]
Intangible assets		630		$ 630	[4]
CT [Member] | Developed Technologies [Member]
Business Acquisition [Line Items]
Intangible assets		$ 2,400

[1]	The goodwill is primarily attributable to expected synergies resulting from the acquisition.
[2]	Core technologies represent a combination of Cooltouch processes and trade secrets related to the design and development of its products. Management believes that this proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized using the straight line method over six years.
[3]	Customer relationships represent the underlying relationships and agreements with Cooltouch's installed customer base and are amortized using the method that will reflect the useful lives of such assets, which are estimated over six years.
[4]	The trade name will be amortized using a method that will reflect the useful lives of such assets, which are estimated at six years.